Commitments and Contingent Liabilities - Future Minimum Payments under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 3,687
2018	2,204
2019	1,625
2020	1,550
2021	1,457
Thereafter	3,565
Total minimum lease payments	$ 14,088